Filed Pursuant to Rule 497(e)
File Nos. 333-192733 & 811-22917

WBI BullBear Rising Income 1000 ETF (WBIE)	WBI BullBear Yield 1000 ETF (WBIG)
WBI BullBear Value 1000 ETF (WBIF)	WBI BullBear Quality 1000 ETF (WBIL)
(each a “Fund”)
Supplement dated August 21, 2019
to the Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
each dated October 31, 2018, as previously supplemented

The Board of Trustees of Absolute Shares Trust, upon the recommendation of WBI Investments, Inc., the Funds’ investment sub-adviser, has approved the following changes for each Fund, effective on or about October 25, 2019 (the “Effective Date”).

1.    All references to a Fund’s current name, as listed below, are deleted and replaced with the new name for the respective Fund, as listed below.

Ticker	Current Name	New Name
WBIE	WBI BullBear Rising Income 1000 ETF	WBI BullBear Rising Income 3000 ETF
WBIF	WBI BullBear Value 1000 ETF	WBI BullBear Value 3000 ETF
WBIG	WBI BullBear Yield 1000 ETF	WBI BullBear Yield 3000 ETF
WBIL	WBI BullBear Quality 1000 ETF	WBI BullBear Quality 3000 ETF

2.    Currently, each Fund is permitted to invest across companies of all capitalization sizes, however each Fund historically has focused on large capitalization companies. As of the Effective Date, each Fund will invest across companies of all capitalization sizes, without a capitalization size focus. Consequently, each Fund’s “Principal Investment Strategies” are revised to replace references to a Fund investing in large capitalization companies with investing in small-capitalization, mid-capitalization, and large capitalization companies, and the second paragraph under “Principal Investment Strategies” in each Fund’s summary section is deleted.

3.    As of the Effective Date, each Fund’s benchmark index will change as indicated in the table below.

Ticker	Current Benchmark Index	New Benchmark Index
WBIE	Russell 1000® Value Index	Russell 3000® Index
WBIF	Russell 1000® Value Index	Russell 3000® Value Index
WBIG	Russell 1000® Value Index	Russell 3000® Value Index
WBIL	Russell 1000® Value Index	Russell 3000® Index

Please retain this Supplement with your Summary Prospectuses, Prospectus, and SAI.